COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be subject to routine litigation, claims, or disputes in the ordinary course of business. The Company defends itself vigorously in all such matters. In the opinion of management, no pending or known threatened claims, actions or proceedings against the Company are expected to have a material adverse effect on its financial position, results of operations or cash flows. However, the Company cannot predict with certainty the outcome or effect of any such litigation or investigatory matters or any other pending litigation or claims. There can be no assurance as to the ultimate outcome of any such lawsuits and investigations. The Company has no significant pending litigation as of June 30, 2021.

Commitments

As a requirement to acquire and maintain the operatorship of oil and gas blocks in Indonesia, the Company follows a work program and budget that includes firm capital commitments.

Currently, Kruh Block is operated under a KSO until May 2030. The Company has material commitments in regards to the development and exploration activities in the Kruh Block and material commitments in regards to the exploration activity in the Citarum Block under a Production Sharing Contract with the the Indonesian Special Task Force for Upstream Oil and Gas Business Activities (known as SKK Migas) (the “PSC”). The following table summarizes future commitments amounts on an undiscounted basis as of June 30, 2021 for all the planned expenditures to be carried out in Kruh Block and Citarum Block:

		Future commitments
	Nature of commitments	Remaining of 2021	2022	2023 and beyond
Citarum Block PSC
Environmental study		23,217	-	-
Geological and geophysical (G&G) studies	(a)	$-	$150,000	$200,000
2D seismic	(a)	-	3,300,000	-
Drilling	(b)(c)	-	-	25,000,000
Total commitments -Citarum PSC		$23,217	$3,450,000	$25,200,000
Kruh Block KSO				-
Operating lease commitments	(d)	$327,214	$1,522,599	$13,324,526
Production facility		500,000	1,500,000	3,000,000
G&G studies	(a)	-	200,000	800,000
Sand fracturing		200,000	-	-
2D seismic	(a)	-	1,227,634	-
3D seismic	(a)	-	1,227,634	-
Drilling	(a)(c)	4,500,000	4,500,000	18,000,000
Re-opening (2 wells)	(a)	-	50,000	50,000
Total commitments -Kruh KSO		$5,527,214	$10,227,867	$35,174,526
Total Commitments		$5,550,431	$13,677,867	$60,374,526

Nature of commitments:

(a)	Both firm commitments and 5 years work program according to the economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(b)	Include one exploration and two delineation wells.

(c)

Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.

(d)

Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease presents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the Company’s operating leases are related to the equipment and machinery used in oil production. All of the Company’s operating lease agreements with third parties can be cancelled or terminated at any time by the Company.

NOTE 17 – COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be subject to routine litigation, claims, or disputes in the ordinary course of business. The Company defends itself vigorously in all such matters. In the opinion of management, no pending or known threatened claims, actions or proceedings against the Company are expected to have a material adverse effect on its financial position, results of operations or cash flows. However, the Company cannot predict with certainty the outcome or effect of any such litigation or investigatory matters or any other pending litigation or claims. There can be no assurance as to the ultimate outcome of any such lawsuits and investigations. The Company has no significant pending litigation as of December 31, 2020.

Commitments

As a requirement to acquire and maintain the operatorship of oil and gas blocks in Indonesia, the Company follows a work program and budget that includes firm capital commitments.

The Kruh block covers a 258 km2 area with a TAC contract until May 20, 2020, continued with a KSO contract until May 20, 2030. The Company has material commitments in regards to Kruh Block and material commitments in regards to the exploration activity in the Citarum block and development and exploration activities in Kruh Block following the extension of the operatorship in May 2020. The Company has also entered into a joint study program for the Rangkas area to evaluate the oil and gas potential of the area. The following table summarizes future commitments amounts on an undiscounted basis as of December 31, 2020 for all the planned expenditures to be carried out in Kruh, Citarum and Rangkas blocks:

		Future commitments
	Nature of commitments	2021	2022	2023 and beyond
Citarum Block PSC
Environmental Permits	(c)	34,653	-	-
G&G studies	(c)	-	150,000	950,000
2D seismic	(c)	-	3,384,727	2,750,000
3D seismic	(c)	-	-	2,100,000
Exploratory Well	(c)	-	-	30,000,000
Total commitments -Citarum PSC		$34,653	$3,534,727	$35,800,000
Kruh Block KSO
Operating lease commitments	(a)	$1,364,917	$3,131,019	$21,864,512
Production facility	(c)	349,726	1,500,000	2,500,000
G&G studies	(c)	-	200,000	1,300,000
2D seismic	(c)	1,153,163	-	-
3D seismic	(c)	1,119,816	-	-
Drilling and sand fracturing	(c)	7,500,000	9,000,000	10,500,000
Workover	(c)	292,376	-	-
Re-opening	(c)	63,200	-	-
Abandonment and Site Restoration	(b)	32,125	32,125	240,939
Total commitments - Kruh KSO		$11,875,323	$13,863,144	$36,405,451
Total Commitments		$11,909,976	$17,397,871	$72,205,451

Nature of commitments:

(a)	Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease represents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the operating leases are related with the equipment and machinery used in oil production. Rental expenses under operating leases for the years ended December 31, 2020, 2019 and 2018 were $1,167,097, $1,184,831, and $901,106, respectively.

(b)	Abandonment and site restoration are primarily upstream asset removal costs at the completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on government rules.

(c)	Firm capital commitments represent legally binding obligations with respect to the KSO of Kruh Block or the PSC of the Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(d)	Bank guarantee is a requirement for the assignment and securing of an oil block operatorship contract to guarantee the performance of the Company with respect to the firm capital commitments.